Paul Hastings LLP

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October 25, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:        Metropolitan West Funds - File Nos. 333-18737 and 811-07989

Ladies and Gentlemen:

We are counsel to the Metropolitan West Funds (the “Trust”), and hereby submit for review the enclosed Post-Effective Amendment No. 61 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) which is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act of 1933, as amended.

The purpose of this Amendment is to seek review by the staff of the Securities and Exchange Commission of an additional prospectus and a statement of additional information with respect to a new series of the Trust, which has been designated the Metropolitan West Flexible Income Fund.

This proposed new series was previously part of post-effective amendment no. 56 with respect to several new series, and received comments from the staff of the Securities and Exchange Commission. The registrant responded to those comments and various follow-up comments as part of more recent filings made under Rule 485(b) with respect to those other series, or as separate correspondence filings, which included draft proposed disclosure revisions. This Amendment, therefore, is intended to fully address all prior staff comments as explained in the comment response letter filed on or about this date.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL HASTINGS LLP